Oil and natural gas activities (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Cost Incurred In Oil and Natural Gas Producing Activities

Costs incurred in oil and natural gas producing activities are as follows for the years ended December 31:

	2011	2010	2009
Property acquisition costs
Proved properties	$1,024	$32,458	$14,552
Unproved properties	15,795	9,062	3,781

Total acquisition costs	16,819	41,520	18,333
Development costs	250,182	251,564	127,640
Exploration costs(1)	57,016	34,180	4,942

Total	$324,017	$327,264	$150,915

(1)	Includes $33,030 and $16,667 of EOR costs in 2011 and 2010, respectively.